Income Taxes - Effective Income Tax Rate (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent
Effective income tax rate	(0.60%)	(1.10%)	(34.60%)	(30.60%)	(30.60%)